SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION
4. SEGMENT INFORMATION

The Company's senior management (the Chief Operating Decision Maker) uses segment information to evaluate the performance of operating segments and make resource allocation decisions. This information is prepared on a basis consistent with the accounting policies used in the preparation of the financial statements. Earnings before interest, taxes, depreciation, and amortization ("EBITDA") are used by the Company to evaluate the performance of its operating segments.

Reported segments:

  Raízen: operates in (i) the production, commercialization, origination, and trading of ethanol, (ii) production and commercialization of bioenergy, (iii) resale and trading of electricity, (iv) production and commercialization of other product from renewable sources (solar energy and biogas), (v) production, marketing, origination and trading of sugar and (vi) distribution and commercialization of fuels and lubricants and operations related to the Shell Select convenience store business and proximity OXXO of the Nós Group, a joint venture with FEMSA Comércio.
  Compass: its main activities are: (i) distribution of piped natural gas throughout Brazil to industrial, residential, commercial, automotive, and cogeneration customers; (ii) commercialization of electricity and natural gas; (iii) development of infrastructure projects in a regasification terminal and offshore gas pipeline; and (iv) development of thermal generation projects utilizing natural gas.
  Moove: operates in the production, formulation and distribution of high-performance lubricants, base oils and specialties with headquarters in Brazil and operates in 11 countries in South America, North America, and Europe. It blends, distributes, and sells products under Mobil and proprietary brands for different end-markets including industrial, commercial and passenger/cargo vehicles.
  Rumo: logistics services for rail transport, port storage and loading of goods, primarily grains and sugar, leasing of locomotives, wagons, and other railroad equipment, as well as operation of containers.
  Radar: A reference in agricultural property management, Radar invests in a diversified portfolio with high potential for appreciation, through participation in the companies Radar, Tellus and Janus.

Reconciliation:

  Cosan Corporate: represents the reconciliation of Cosan’s corporate structure, which is composed of: (i) senior management and corporate teams, which incur general and administrative expenses and other expenses (operating income), including pre-operational investments; (ii) equity income from investments; and (iii) financial result attributed to cash and debts of the controlling company, intermediary holding companies (Cosan Oito, Cosan Nove and Cosan Dez) and offshore financial companies, and investment in the Climate Tech Fund, a fund managed by Fifth Wall, specialized in technologic innovation.

Although Raízen S.A. is a joint venture registered under the equity method and is not proportionally consolidated, Management continues to review the information by segment. The reconciliation of these segments is presented in the column “Deconsolidation of Joint Venture”.

	12/31/2024
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of profit or loss
Net sales	251,198,776	18,383,448	10,248,369	13,936,389	1,441,809	2,160	(251,198,776)	(61,433)	43,950,742
Cost of sales	(237,636,637)	(14,706,965)	(7,309,994)	(7,533,536)	(746,956)	(43)	237,636,637	61,433	(30,236,061)
Gross profit	13,562,139	3,676,483	2,938,375	6,402,853	694,853	2,117	(13,562,139)	—	13,714,681
Selling expenses	(6,634,623)	(195,472)	(1,331,412)	(49,006)	—	—	6,634,623	—	(1,575,890)
General and administrative expenses	(3,020,473)	(818,420)	(921,196)	(661,678)	(73,201)	(370,787)	3,020,473	—	(2,845,282)
Other operating income (expenses), net	2,029,354	858,402	84,081	(146,740)	1,265,098	(511,007)	(2,029,354)	—	1,549,834
Impairment	—	(6,155)	—	(3,149,245)	—	—	—	—	(3,155,400)
Impairment in associate	—	—	—	—	—	(4,672,396)	—	—	(4,672,396)
Interest in earnings (losses) of subsidiaries and associates	(235,631)	154,487	—	40,348	21,531	3,509,443	235,631	(2,006,778)	1,719,031
Interest in earnings (losses) of joint ventures	—	—	—	(7,445)	—	(1,222,535)	—	—	(1,229,980)
Finance result	(7,273,308)	(854,169)	(181,139)	(2,577,844)	27,756	(5,164,321)	7,273,308	—	(8,749,717)
Finance expense	(4,741,898)	(1,587,619)	(182,407)	(3,242,246)	(27,130)	(2,597,714)	4,741,898	—	(7,637,116)
Finance income	995,444	977,905	129,175	1,102,136	54,886	391,797	(995,444)	—	2,655,899
Foreign exchange variation, net	(4,974,022)	(578,412)	(212,224)	(1,455,848)	—	(3,494,875)	4,974,022	—	(5,741,359)
Derivatives	1,447,168	333,957	84,317	1,018,114	—	536,471	(1,447,168)	—	1,972,859
Income taxes	(1,102,531)	(966,578)	(194,579)	(800,485)	(130,285)	(1,098,595)	1,102,531	—	(3,190,522)
Profit (loss) for the year from continuing operations	(2,675,073)	1,848,578	394,130	(949,242)	1,805,752	(9,528,081)	2,675,073	(2,006,778)	(8,435,641)
Profit for the year from discontinued operations, net of tax	—	273,875	—	—	—	241,010	—	(241,010)	273,875
Net profit (loss) for the year	(2,675,073)	2,122,453	394,130	(949,242)	1,805,752	(9,287,071)	2,675,073	(2,247,788)	(8,161,766)

Profit (loss) attributable to:
Owners of the Company	(2,732,286)	1,730,597	275,921	(291,680)	532,950	(9,423,795)	2,732,286	(2,247,788)	(9,423,795)
Non-controlling interest	57,213	391,856	118,209	(657,562)	1,272,802	136,724	(57,213)	—	1,262,029
	(2,675,073)	2,122,453	394,130	(949,242)	1,805,752	(9,287,071)	2,675,073	(2,247,788)	(8,161,766)

Other selected data
Depreciation and amortization	10,036,600	1,088,610	460,391	2,303,380	273	15,929	(10,036,600)	—	3,868,583
EBITDA	15,737,366	5,031,810	1,230,239	4,732,467	1,908,554	(3,008,226)	(15,737,366)	(2,247,788)	7,647,056
Additions to fixed assets, intangible assets and contract assets	12,349,347	2,135,908	186,040	5,492,724	6,414	13,435	(12,349,347)	—	7,834,521
Reconciliation of EBITDA
Profit (loss) for the year	(2,675,073)	2,122,453	394,130	(949,242)	1,805,752	(9,287,071)	2,675,073	(2,247,788)	(8,161,766)
Income taxes	1,102,531	966,578	194,579	800,485	130,285	1,098,595	(1,102,531)	—	3,190,522
Finance result	7,273,308	854,169	181,139	2,577,844	(27,756)	5,164,321	(7,273,308)	—	8,749,717
Depreciation and amortization	10,036,600	1,088,610	460,391	2,303,380	273	15,929	(10,036,600)	—	3,868,583
EBITDA	15,737,366	5,031,810	1,230,239	4,732,467	1,908,554	(3,008,226)	(15,737,366)	(2,247,788)	7,647,056

	12/31/2023
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of profit or loss
Net sales	221,693,298	17,767,327	10,078,626	10,937,716	743,411	2,709	(221,693,298)	(61,292)	39,468,497
Cost of sales	(202,926,764)	(14,256,031)	(7,359,606)	(6,838,433)	(153,470)	(3,648)	202,926,764	61,292	(28,549,896)
Gross profit	18,766,534	3,511,296	2,719,020	4,099,283	589,941	(939)	(18,766,534)	—	10,918,601
Selling expenses	(5,773,538)	(164,399)	(1,144,957)	(40,658)	—	(556)	5,773,538	—	(1,350,570)
General and administrative expenses	(2,815,532)	(788,015)	(645,634)	(559,973)	(74,355)	(459,997)	2,815,532	—	(2,527,974)
Other operating income (expenses), net	1,968,248	607,226	(336)	(100,780)	2,253,803	1,164,464	(1,968,248)	—	3,924,377
Interest in earnings of subsidiaries and associates	(219,896)	178,978	—	75,333	20,015	2,647,255	219,896	(2,571,182)	350,399
Interest in earnings of joint ventures	—	—	—	1,266	—	1,694,679	—	—	1,695,945
Finance result	(5,962,849)	(730,954)	(319,136)	(2,555,382)	30,798	(4,322,353)	5,962,849	—	(7,897,027)
Finance expense	(6,241,261)	(1,658,582)	(242,751)	(3,621,093)	(6,776)	(5,808,228)	6,241,261	—	(11,337,430)
Finance income	797,560	1,283,024	116,408	1,190,685	37,577	400,440	(797,560)	—	3,028,134
Foreign exchange variation, net	1,240,924	152,592	(155,618)	368,259	(3)	1,412,208	(1,240,924)	—	1,777,438
Derivatives	(1,760,072)	(507,988)	(37,175)	(493,233)	—	(326,773)	1,760,072	—	(1,365,169)
Income taxes	(1,936,598)	(859,311)	(332,090)	(197,174)	(147,636)	1,261,785	1,936,598	—	(274,426)
Profit for the year from continuing operations	4,026,369	1,754,821	276,867	721,915	2,672,566	1,984,338	(4,026,369)	(2,571,182)	4,839,325
Profit for the year from discontinued operations, net of tax	—	45,419	—	—	—	20,384	—	(20,384)	45,419
Net profit for the year	4,026,369	1,800,240	276,867	721,915	2,672,566	2,004,722	(4,026,369)	(2,591,566)	4,884,744

Profit attributable to:
Owners of the Company	3,863,605	1,410,630	193,888	218,886	768,162	1,094,391	(3,863,605)	(2,591,566)	1,094,391
Non-controlling interest	162,764	389,610	82,979	503,029	1,904,404	910,331	(162,764)	—	3,790,353
	4,026,369	1,800,240	276,867	721,915	2,672,566	2,004,722	(4,026,369)	(2,591,566)	4,884,744

Other selected data
Depreciation and amortization	8,071,288	899,635	273,772	2,175,834	275	15,427	(8,071,288)	—	3,364,943
EBITDA	19,997,104	4,290,140	1,201,865	5,650,305	2,789,679	5,080,717	(19,997,104)	(2,591,566)	16,421,140
Additions to fixed assets, intangible assets and contract assets	11,396,056	2,317,889	177,971	3,689,877	39,892	42,333	(11,396,056)	—	6,267,962
Reconciliation of EBITDA
Profit for the year	4,026,369	1,800,240	276,867	721,915	2,672,566	2,004,722	(4,026,369)	(2,591,566)	4,884,744
Income taxes	1,936,598	859,311	332,090	197,174	147,636	(1,261,785)	(1,936,598)	—	274,426
Finance result	5,962,849	730,954	319,136	2,555,382	(30,798)	4,322,353	(5,962,849)	—	7,897,027
Depreciation and amortization	8,071,288	899,635	273,772	2,175,834	275	15,427	(8,071,288)	—	3,364,943
EBITDA	19,997,104	4,290,140	1,201,865	5,650,305	2,789,679	5,080,717	(19,997,104)	(2,591,566)	16,421,140

	12/31/2022
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of profit or loss
Net sales	244,293,722	19,719,205	8,980,077	9,841,508	834,616	10,416	(244,293,722)	(63,036)	39,322,786
Cost of sales	(233,658,136)	(16,364,835)	(6,990,171)	(6,695,147)	(560,274)	(9,428)	233,658,136	63,036	(30,556,819)
Gross profit	10,635,586	3,354,370	1,989,906	3,146,361	274,342	988	(10,635,586)	—	8,765,967
Selling expenses	(5,148,014)	(163,256)	(1,072,488)	(30,619)	—	(9,916)	5,148,014	—	(1,276,279)
General and administrative expenses	(2,425,318)	(563,466)	(347,591)	(468,574)	(45,535)	(332,901)	2,425,318	—	(1,758,067)
Other income (expenses), net	283,606	(91,905)	29,002	348,543	1,302,442	164,140	(283,606)	—	1,752,222
Interest in earnings of associates	(119,338)	98,033	—	40,462	20,799	3,109,119	119,338	(2,849,516)	418,897
Interest in earnings of joint venture	—	—	—	—	—	(92,179)	—	—	(92,179)
Finance results, net	(4,105,064)	(377,136)	(101,872)	(2,329,035)	4,106	(2,353,999)	4,105,064	—	(5,157,936)
Finance expense	(3,010,398)	(1,291,850)	(114,249)	(1,521,478)	(3,550)	(1,775,408)	3,010,398	—	(4,706,535)
Finance income	811,948	898,100	75,817	1,108,620	7,656	3,687,328	(811,948)	—	5,777,521
Foreign exchange, net	963,060	102,655	(15,394)	374,859	—	(201,374)	(963,060)	—	260,746
Derivatives	(2,869,674)	(86,041)	(48,046)	(2,291,036)	—	(4,064,545)	2,869,674	—	(6,489,668)
Income taxes	864,710	(329,185)	(10,062)	(193,116)	(74,915)	725,682	(864,710)	—	118,404
Profit (loss) for the year from continued operations	(13,832)	1,927,455	486,895	514,022	1,481,239	1,210,934	13,832	(2,849,516)	2,771,029
Profit for the year from discontinued operations, net of tax	—	49,846	—	—		17,180	—	(17,180)	49,846
Profit (loss) for the year	(13,832)	1,977,301	486,895	514,022	1,481,239	1,228,114	13,832	(2,866,696)	2,820,875

Profit (loss) attributed to:
Owners of the Company	(66,054)	1,834,528	340,914	156,380	749,840	961,066	66,054	(2,866,696)	1,176,032
Non-controlling interests	52,222	142,773	145,981	357,642	731,399	267,048	(52,222)	—	1,644,843
	(13,832)	1,977,301	486,895	514,022	1,481,239	1,228,114	13,832	(2,866,696)	2,820,875
Other selected data
Depreciation and amortization	9,297,498	776,248	251,886	1,966,945	238	19,163	(9,297,498)	—	3,014,480
EBITDA	12,524,020	3,459,870	850,715	5,003,118	1,552,286	2,875,594	(12,524,020)	(2,866,696)	10,874,887
Additions to fixed assets, intangible assets and contract assets	9,339,898	1,659,202	109,263	2,717,745	19,212	25,952	(9,339,898)	—	4,531,374

Reconciliation of EBITDA
Profit (loss) for the year	(13,832)	1,977,301	486,895	514,022	1,481,239	1,228,114	13,832	(2,866,696)	2,820,875
Income taxes	(864,710)	329,185	10,062	193,116	74,915	(725,682)	864,710	—	(118,404)
Finance results, net	4,105,064	377,136	101,872	2,329,035	(4,106)	2,353,999	(4,105,064)	—	5,157,936
Depreciation and amortization	9,297,498	776,248	251,886	1,966,945	238	19,163	(9,297,498)	—	3,014,480
EBITDA	12,524,020	3,459,870	850,715	5,003,118	1,552,286	2,875,594	(12,524,020)	(2,866,696)	10,874,887

	12/31/2024
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of financial position:
Cash and cash equivalents	9,962,864	5,271,256	753,347	7,461,618	33,041	3,384,280	(9,962,864)	—	16,903,542
Marketable securities	1,337,706	1,074,806	303,492	812,795	251,267	943,941	(1,337,706)	—	3,386,301
Trade receivables	11,053,414	1,804,823	1,164,422	583,349	443,140	—	(11,053,414)	—	3,995,734
Derivative financial instruments	17,070,322	356,589	151,926	1,647,977	—	1,642,836	(17,070,322)	—	3,799,328
Inventories	17,435,862	252,220	1,538,105	282,580	—	—	(17,435,862)	—	2,072,905
Sectorial financial assets	—	731,642	—	—	—	—	—	—	731,642
Other financial assets	87,966	3,820	675	—	—	—	(87,966)	—	4,495
Other current assets	10,611,882	592,317	288,376	1,040,439	72,089	3,786,460	(10,611,882)	(2,112,993)	3,666,688
Other non-current assets	15,784,732	1,810,491	241,816	3,421,143	24,870	2,901,292	(15,784,732)	(160,256)	8,239,356
Investments in subsidiaries and associates	—	1,277,955	—	280,865	92,166	24,235,118	—	(15,207,538)	10,678,566
Investments in joint ventures	2,012,536	—	—	41,121	—	10,503,923	(2,012,536)	—	10,545,044
Biological assets	3,596,878	—	—	—	—	—	(3,596,878)	—	—
Investment property	—	—	—	—	16,818,919	—	—	—	16,818,919
Contract assets	2,806,284	1,110,463	4,367	—	—	—	(2,806,284)	—	1,114,830
Right-of-use assets	9,549,136	1,581,601	316,762	8,039,779	3,053	17,556	(9,549,136)	—	9,958,751
Property, plant and equipment	37,503,618	1,620,505	911,277	20,435,467	17	51,750	(37,503,618)	—	23,019,016
Intangible assets and goodwill	9,472,002	16,761,631	3,013,392	6,545,890	—	9,872	(9,472,002)	—	26,330,785
Loans, borrowings and debentures	(52,781,598)	(14,449,033)	(3,558,575)	(19,123,218)	—	(29,324,600)	52,781,598	—	(66,455,426)
Derivative financial instruments - liabilities	(14,464,530)	(389,778)	(57,347)	(1,918,204)	—	(1,104,875)	14,464,530	—	(3,470,204)
Trade payables	(20,042,646)	(1,650,748)	(1,735,704)	(1,777,918)	(20,549)	(2,930)	20,042,646	—	(5,187,849)
Employee benefits payables	(1,096,336)	(253,655)	(140,553)	(376,475)	—	(43,324)	1,096,336	—	(814,007)
Sectorial financial liabilities	—	(2,040,239)	—	—	—	—	—	—	(2,040,239)
Other current liabilities	(9,327,070)	(2,876,023)	(428,437)	(1,252,805)	(135,410)	(905,820)	9,327,070	1,628,676	(3,969,819)
Leases	(11,988,100)	(2,122,306)	(327,517)	(4,032,188)	(3,281)	(24,461)	11,988,100	—	(6,509,753)
Other non-current liabilities	(14,143,270)	(3,735,956)	(548,995)	(7,177,061)	(580,129)	(2,022,675)	14,143,270	644,573	(13,420,243)
Total assets (net of liabilities) allocated by segment	24,441,652	6,732,381	1,890,829	14,935,154	16,999,193	14,048,343	(24,441,652)	(15,207,538)	39,398,362
Total assets	148,285,202	34,250,119	8,687,957	50,593,023	17,738,562	47,477,028	(148,285,202)	(17,480,787)	141,265,902

Shareholders’ equity attributable to:
Owners of the Company	23,864,556	4,091,601	1,326,385	4,477,643	5,311,909	10,903,764	(23,864,556)	(15,207,538)	10,903,764
Non-controlling interest	577,096	2,640,780	564,444	10,457,511	11,687,284	3,144,579	(577,096)	—	28,494,598
Total shareholders’ equity	24,441,652	6,732,381	1,890,829	14,935,154	16,999,193	14,048,343	(24,441,652)	(15,207,538)	39,398,362

	12/31/2023
	Reported segments					Reconciliation
	Raízen	Compass	Moove	Rumo	Radar	Cosan Corporate	Deconsolidation of Joint Venture	Elimination Between Segments	Consolidated
Statement of financial position:
Cash and cash equivalents	7,915,876	3,931,532	773,552	7,233,993	39,946	2,679,458	(7,915,876)	—	14,658,481
Marketable securities	349,584	800,267	77,814	1,396,107	239,361	990,412	(349,584)	—	3,503,961
Trade receivables	13,438,430	1,550,973	1,101,854	556,298	234,801	710	(13,438,430)	—	3,444,636
Derivative financial instruments - assets	10,888,050	175,655	—	1,561,493	—	809,651	(10,888,050)	—	2,546,799
Inventories	17,310,692	292,335	1,284,773	215,605	—	1	(17,310,692)	—	1,792,714
Sectorial financial assets	—	548,700	—	—	—	—	—	—	548,700
Other financial assets	103,774	2,423	690	—	—	—	(103,774)	—	3,113
Other current assets	8,478,292	1,553,524	193,836	841,417	375,716	3,152,651	(8,478,292)	(1,106,687)	5,010,457
Other non-current assets	13,957,596	1,166,991	209,823	3,528,375	14,378	3,832,013	(13,957,596)	(180,880)	8,570,700
Investments in subsidiaries and associates	—	1,630,124	2	312,302	88,656	32,792,891	—	(17,212,606)	17,611,369
Investments in joint ventures	1,321,982	—	—	48,566	—	11,693,876	(1,321,982)	—	11,742,442
Biological assets	3,818,316	—	—	—	—	—	(3,818,316)	—	—
Investment property	—	—	—	—	15,976,126	—	—	—	15,976,126
Contract assets	3,108,696	1,041,421	10,684	—	—	—	(3,108,696)	—	1,052,105
Right-of-use assets	9,645,522	1,588,292	195,953	7,703,754	3,319	22,200	(9,645,522)	—	9,513,518
Property, plant and equipment	30,144,420	1,255,012	755,955	19,176,386	24	52,597	(30,144,420)	—	21,239,974
Intangible assets and goodwill	9,677,254	13,299,255	2,679,983	6,664,143	—	6,906	(9,677,254)	—	22,650,287
Loans, borrowings and debentures	(39,634,986)	(10,017,150)	(2,207,028)	(18,964,841)	—	(25,715,635)	39,634,986	—	(56,904,654)
Derivative financial instruments	(7,870,706)	(360,784)	(742)	(1,471,795)	—	(1,581,824)	7,870,706	—	(3,415,145)
Trade payables	(20,150,654)	(1,534,041)	(1,494,568)	(1,084,931)	(68,422)	(2,563)	20,150,654	—	(4,184,525)
Employee benefits payables	(966,452)	(301,560)	(147,313)	(318,550)	—	(61,906)	966,452	—	(829,329)
Sectorial financial liabilities	—	(1,810,698)	—	—	—	—	—	—	(1,810,698)
Other current liabilities	(10,642,734)	(1,703,128)	(336,080)	(1,583,216)	(182,298)	(1,239,688)	10,642,734	571,201	(4,473,209)
Leases	(11,304,874)	(1,636,943)	(198,964)	(3,406,843)	(3,502)	(29,542)	11,304,874	—	(5,275,794)
Other non-current liabilities	(12,284,662)	(2,678,578)	(580,103)	(6,537,271)	(543,490)	(2,367,850)	12,284,662	716,444	(11,990,848)
Total assets (net of liabilities) allocated by segment	27,303,416	8,793,622	2,320,121	15,870,992	16,174,615	25,034,358	(27,303,416)	(17,212,528)	50,981,180
Total assets	130,158,484	28,836,504	7,284,919	49,238,439	16,972,327	56,033,366	(130,158,484)	(18,500,173)	139,865,382

Shareholders’ equity attributable to:
Owners of the Company	26,561,384	5,798,294	1,624,273	4,766,403	5,023,574	20,955,291	(26,561,384)	(17,212,528)	20,955,307
Non-controlling interest	742,032	2,995,328	695,848	11,104,589	11,151,041	4,079,067	(742,032)	—	30,025,873
Total shareholders’ equity	27,303,416	8,793,622	2,320,121	15,870,992	16,174,615	25,034,358	(27,303,416)	(17,212,528)	50,981,180

4.1 NET SALES TO EXTERNAL CUSTOMERS BY PRODUCTS/CUSTOMER TYPE

	12/31/2024	12/31/2023	12/31/2022
Reported segment
Raízen
Ethanol	25,567,836	23,312,258	29,652,112
Sugar	38,019,072	29,070,524	23,695,768
Gasoline	67,097,828	66,267,702	66,586,914
Diesel	102,834,016	90,281,586	106,684,577
Cogeneration	7,271,246	3,724,090	3,688,108
Other	10,408,778	9,037,138	13,986,243
	251,198,776	221,693,298	244,293,722
Compass
Natural gas distribution
Industrial	11,984,101	11,411,212	12,945,164
Residential	2,331,262	2,202,348	2,200,849
Cogeneration	511,997	710,288	943,907
Automotive	485,947	592,917	928,468
Commercial	873,384	820,685	814,962
Construction revenue	1,602,284	1,494,142	1,217,818
Other	594,473	535,735	429,493
	18,383,448	17,767,327	19,480,661
Electricity trading	—	—	238,544
	18,383,448	17,767,327	19,719,205
Moove
Finished product	8,794,520	8,520,267	8,094,216
Base oil	630,349	765,408	596,443
Services	823,500	792,951	289,418
	10,248,369	10,078,626	8,980,077
Rumo
North operations	11,096,559	8,346,314	7,635,243
South operations	2,154,493	2,032,703	1,739,391
Container operations	685,337	558,699	466,874
	13,936,389	10,937,716	9,841,508
Radar
Lease and sale of lands	1,441,809	743,411	834,616

Reconciliation
Cosan Corporate	2,160	2,709	10,416

Deconsolidation of joint venture and eliminations	(251,260,209)	(221,754,590)	(244,356,758)
Total	43,950,742	39,468,497	39,322,786

4.2. INFORMATION ON GEOGRAPHICAL AREA

	Net sales			Other non-current assets
	12/31/2024	12/31/2023	12/31/2022	12/31/2024	12/31/2023
Brazil	38,185,302	33,816,723	33,714,249	8,218,106	12,584,481
Europe (i)	3,100,762	3,050,235	3,080,840	—	8,969
Latin America (ii)	304,074	144,853	697,117	6,448	3,275
United States of America	2,360,604	2,456,686	1,770,487	14,802	10,087
Asia and other	—	—	60,093	—	—
Total	43,950,742	39,468,497	39,322,786	8,239,356	12,606,812

Main countries:

(i) England, France, Spain and Portugal

(ii) Argentina, Bolivia, Uruguay and Paraguay

4.3. MAIN CUSTOMERS

On December 31, 2024, one customer contributed 4.01% of Company's net operating revenue, or approximately R$1,763,541, to the Company's net operating revenue. This same customer contributed approximately R$1,213,263 and R$862,650 to the subsidiary's net revenue in 2023 and 2022 respectively, accounting for approximately 3.07% and 2.17% of the Company's net revenue respectively.